As filed with the Securities and Exchange Commission on February 14, 2014

1933 Act File No. 333-192276

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.     ☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

U.S. GLOBAL INVESTORS FUNDS

(Exact Name of Registrant as Specified in Charter)

7900 CALLAGHAN ROAD
SAN ANTONIO, TEXAS 78229

(Address of Principal Executive Offices)

(210) 308-1234

Registrant’s Telephone Number, including Area Code

FRANK E. HOLMES, PRESIDENT

U.S. GLOBAL INVESTORS FUNDS

7900 CALLAGHAN ROAD

SAN ANTONIO, TEXAS 78229

(Name and Address of Agent for Service)

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of  U.S. Global Investors Funds, filed with the U.S. Securities and Exchange Commission on November 12, 2013 (File No. 333-192276), is being filed to add Exhibit 12 to the Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of the Near-Term Tax Free Fund (the “Registrant”) on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 02-35439 and 811-1800), as filed with the Securities and Exchange Commission on May 1, 2013 (Accession No. 0001104659-13-035762), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted.

(1)    Agreement and Declaration of Trust, dated July 31, 2008, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-17422).

(2)    By-laws, dated July 31, 2008, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

(3)  Not applicable.

(4)    Agreement and Plan of Reorganization, incorporated by reference to the N-14 filed November 12, 2013 (EDGAR Accession No. 0001104659-13-083624).

(5) Reference is made to Exhibits (1) and (2) hereof.

(6) 1.  Advisory Agreement with U.S. Global Investors, Inc., dated October 1, 2008, incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

2.  Amended and Restated Administrative Services Agreement with U.S. Global Investors, Inc., dated January 15, 2010, incorporated by reference to Post-Effective Amendment filed February 26, 2010 (EDGAR Accession No. 0000950123-10-018191).

(7)    Amended and Restated Distribution Agreement with U.S. Global Brokerage, Inc., dated March 4, 2010, incorporated by reference to the N-14 filed October 24, 2013 (EDGAR Accession No. 0001104659-13-077689).

(8)    Not applicable.

(9)    1.  Custodian Agreement, dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 82 filed September 2, 1998 (EDGAR Accession No. 0000101507-98-000031).

2.  Amendment dated June 30, 2001, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Annual Report on Form 10-K filed September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).

3.  Appendix A to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Annual Report on Form 10-K filed September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).

4.  Amendment dated February 21, 2001, to Appendix B of the Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Annual Report on Form 10-K filed September 28, 2001 (EDGAR Accession No. 0000754811-01-500016).

5.  Amendment dated April 23, 2006, to Custodian Agreement dated November 1, 1997, between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment No. 95 filed October 31, 2006 (EDGAR Accession No. 0000101507-06-000020).

6.  Amendment dated October 1, 2008, to Custodian Agreement dated November 1, 1997 between Registrant and Brown Brothers Harriman & Co., incorporated by reference to Post-Effective Amendment 100 filed October 1, 2008 (EDGAR Accession No. 0000950134-08-017422).

(10)  Not applicable

(11)  Opinion of Counsel (legality of shares being offered), incorporated by reference to the N-14 filed November 12, 2013 (EDGAR Accession No. 0001104659-13-083624).

(12)  Opinion of Counsel (as to tax matters and consent), included herein.

(13)  1.  Amended and Restated Transfer Agency Agreement, dated January 15, 2010, between Registrant and United Shareholder Services, Inc., incorporated by reference to Post-Effective Amendment 105 filed February 26, 2010 (EDGAR Accession No. 0000950123-10-018191).

2.  Transfer Agent Servicing Agreement, dated September 5, 2013, between Registrant and U.S. Bancorp Fund Services, LLC, incorporated by reference to the N-14 filed October 24, 2013 (EDGAR Accession No. 0001104659-13-077689).

(14)  Consent of Independent Registered Public Accounting Firm, incorporated by reference to the N-14 filed November 12, 2013 (EDGAR Accession No. 0001104659-13-083624).

(15)  Not applicable.

(16)  Power of Attorney, incorporated by reference to the N-14 filed November 12, 2013 (EDGAR Accession No. 0001104659-13-083624).

(17) 1.  U.S. Global Investors Funds Code of Ethics effective October 1, 2008, incorporated by reference to Post-Effective Amendment 102 filed December 29, 2008 (EDGAR Accession No. 0000950134-08-022832).

2.  Code of Ethics of U.S. Global Investors, Inc. and U.S. Global Brokerage, Inc. dated October 3, 2012, incorporated by reference to Post-Effective Amendment 113 filed May 1, 2013 (EDGAR Accession No. 0001104659-13-035762).

3.  Prospectus and Statement of Additional Information of the Near-Term Tax Free and Tax Free Funds dated May 1, 2013, as supplemented, incorporated by reference to Post-Effective Amendment 113 filed May 1, 2013 (EDGAR Accession No. 0001104659-13-035762).

5.  Annual Report of the Near-Term Tax Free and Tax Free Funds for the fiscal year ended December 31, 2012, incorporated by reference to the Form N-CSR filed on March 8, 2013 (EDGAR Accession No. 0001104659-13-018601).

6.  Semi-Annual Report of the Near-Term Tax Free and Tax Free Funds for the period ended June 30, 2013, incorporated by reference to the Form N-CSR filed on August 28, 2013 (EDGAR Accession No. 0001104659-13-066632).

ITEM 17. UNDERTAKINGS

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining  any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the city of San Antonio, State of Texas, on this 14th day of February, 2014.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

* /s/ James F. Gaertner		February 14, 2014
James F. Gaertner	Trustee

* /s/ J. Michael Belz		February 14, 2014
J. Michael Belz	Trustee

/s/ Frank E. Holmes	Trustee, President,	February 14, 2014
Frank E. Holmes	Chief Executive Officer

* /s/ Clark R. Mandigo		February 14, 2014
Clark R. Mandigo	Trustee

* /s/ Joe C. McKinney		February 14, 2014
Joe C. McKinney	Trustee

*/s/ Lisa Callicotte		February 14, 2014
Lisa Callicotte	Treasurer

*BY:	/s/ Susan B. McGee
Susan B. McGee
Attorney-in-Fact under Power of Attorney Dated: October 17, 2013